Quarterly Holdings Report
for

Fidelity® SAI Short-Term Bond Fund

November 30, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SST-QTLY-0121
1.9899557.100

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 50.6%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.:
2.946% 3/15/22	$836,000	$863,964
5.15% 9/15/23	2,215,000	2,501,838
		3,365,802
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.464% 7/23/22	5,374,000	5,680,102
Comcast Corp. 3.1% 4/1/25	224,000	246,333
Time Warner Cable, Inc.:
4% 9/1/21	2,080,000	2,113,755
4.125% 2/15/21	4,538,000	4,545,751
		12,585,941
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.8254% 3/22/22 (a)(b)	4,302,000	4,329,950
T-Mobile U.S.A., Inc. 3.5% 4/15/25 (c)	3,440,000	3,804,227
		8,134,177

TOTAL COMMUNICATION SERVICES		24,085,920

CONSUMER DISCRETIONARY - 3.8%
Automobiles - 2.7%
American Honda Finance Corp. 0.4% 10/21/22	2,915,000	2,918,343
BMW U.S. Capital LLC 3.45% 4/12/23 (c)	5,956,000	6,334,985
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.900% 1.121% 2/15/22 (a)(b)(c)	4,453,000	4,482,414
2.3% 2/12/21 (c)	4,423,000	4,438,883
3.35% 5/4/21 (c)	4,423,000	4,477,359
General Motors Financial Co., Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.200% 1.2656% 11/17/23 (a)(b)	2,500,000	2,502,200
3.55% 4/9/21	2,054,000	2,074,834
4.2% 3/1/21	1,769,000	1,778,651
4.2% 11/6/21	9,392,000	9,689,713
Volkswagen Group of America Finance LLC:
0.875% 11/22/23 (c)	4,500,000	4,509,605
2.5% 9/24/21 (c)	1,260,000	1,280,329
2.9% 5/13/22 (c)	1,683,000	1,737,903
		46,225,219
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	2,679,000	2,693,156
Hotels, Restaurants & Leisure - 0.1%
Starbucks Corp. 1.3% 5/7/22	880,000	891,384
Household Durables - 0.1%
D.R. Horton, Inc. 2.55% 12/1/20	2,390,000	2,390,000
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. 0.8% 6/3/25	2,085,000	2,113,461
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	1,457,000	1,508,306
Specialty Retail - 0.2%
The Home Depot, Inc. 3 month U.S. LIBOR + 0.310% 0.556% 3/1/22 (a)(b)	1,643,000	1,647,844
TJX Companies, Inc. 3.5% 4/15/25	1,068,000	1,187,128
		2,834,972
Textiles, Apparel & Luxury Goods - 0.3%
VF Corp. 2.05% 4/23/22	4,589,000	4,691,164

TOTAL CONSUMER DISCRETIONARY		63,347,662

CONSUMER STAPLES - 2.3%
Beverages - 0.1%
Molson Coors Beverage Co. 3.5% 5/1/22	2,558,000	2,662,447
Food Products - 0.6%
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 0.7701% 4/16/21 (a)(b)	2,949,000	2,954,105
Mondelez International, Inc.:
0.625% 7/1/22	4,700,000	4,722,654
2.125% 4/13/23	1,715,000	1,779,242
		9,456,001
Tobacco - 1.6%
Altria Group, Inc.:
2.35% 5/6/25	621,000	658,112
2.85% 8/9/22	3,639,000	3,786,889
3.49% 2/14/22	1,264,000	1,313,044
BAT Capital Corp. 3.222% 8/15/24	3,286,000	3,555,280
BAT International Finance PLC 1.668% 3/25/26	3,286,000	3,344,661
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (c)	3,612,000	3,853,574
3.75% 7/21/22 (c)	2,978,000	3,098,767
Philip Morris International, Inc.:
1.125% 5/1/23	3,030,000	3,088,665
2.625% 2/18/22	1,197,000	1,228,214
2.875% 5/1/24	3,258,000	3,503,215
		27,430,421

TOTAL CONSUMER STAPLES		39,548,869

ENERGY - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
Canadian Natural Resources Ltd. 2.05% 7/15/25	2,208,000	2,273,419
Cenovus Energy, Inc. 3% 8/15/22	2,841,000	2,848,643
Chevron Corp. 1.141% 5/11/23	3,083,000	3,144,586
Chevron U.S.A., Inc. 0.426% 8/11/23	2,013,000	2,018,449
Energy Transfer Partners LP:
3.6% 2/1/23	1,867,000	1,938,977
4.2% 9/15/23	952,000	1,013,586
Enterprise Products Operating LP 2.8% 2/15/21	1,284,000	1,290,444
Equinor ASA 1.75% 1/22/26	690,000	721,347
Kinder Morgan Energy Partners LP 3.5% 9/1/23	1,826,000	1,949,908
Kinder Morgan, Inc. 3.15% 1/15/23	3,142,000	3,300,251
Marathon Petroleum Corp. 4.5% 5/1/23	3,527,000	3,811,319
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.3418% 9/9/22 (a)(b)	693,000	693,101
1.75% 3/1/26	4,929,000	4,994,231
4.5% 7/15/23	562,000	609,222
Occidental Petroleum Corp.:
2.7% 8/15/22	408,000	402,002
2.9% 8/15/24	1,348,000	1,257,010
3.125% 2/15/22	882,000	879,751
Phillips 66 Co.:
3 month U.S. LIBOR + 0.600% 0.833% 2/26/21 (a)(b)	3,381,000	3,381,308
0.9% 2/15/24	4,500,000	4,504,881
3.7% 4/6/23	2,697,000	2,885,553
3.85% 4/9/25	3,943,000	4,410,953
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	3,085,000	3,168,669
Schlumberger Investment SA 3.3% 9/14/21 (c)	2,964,000	3,013,160
Shell International Finance BV 3.5% 11/13/23	896,000	975,703
Suncor Energy, Inc. 3.6% 12/1/24	3,943,000	4,342,916
Valero Energy Corp.:
1.2% 3/15/24	3,986,000	3,985,255
2.7% 4/15/23	587,000	610,190
Western Gas Partners LP:
3 month U.S. LIBOR + 0.850% 2.0741% 1/13/23 (a)(b)	1,253,000	1,211,782
4.1% 2/1/25	2,019,000	2,014,538
5.375% 6/1/21	5,750,000	5,793,125
Williams Partners LP:
3.6% 3/15/22	5,256,000	5,439,401
4% 11/15/21	1,643,000	1,683,511
		80,567,191
FINANCIALS - 28.4%
Banks - 15.1%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 0.6278% 1/19/21 (a)(b)(c)	1,180,000	1,180,571
3.4% 8/27/21 (c)	5,139,000	5,256,267
Bank of America Corp.:
0.81% 10/24/24 (a)	3,000,000	3,011,709
2.738% 1/23/22 (a)	3,336,000	3,347,500
3.004% 12/20/23 (a)	12,232,000	12,850,234
3.124% 1/20/23 (a)	1,474,000	1,518,153
Bank of Nova Scotia 0.8% 6/15/23	5,422,000	5,483,609
Banque Federative du Credit Mutuel SA 2.5% 4/13/21 (c)	2,949,000	2,973,169
Barclays Bank PLC 1.7% 5/12/22	840,000	854,893
Barclays PLC:
2.852% 5/7/26 (a)	2,387,000	2,533,801
3.25% 1/12/21	2,022,000	2,028,070
BNP Paribas SA 3.5% 3/1/23 (c)	10,101,000	10,748,492
BPCE SA 2.75% 12/2/21	1,474,000	1,509,424
Canadian Imperial Bank of Commerce 0.95% 6/23/23	8,205,000	8,307,637
Capital One Bank NA 2.014% 1/27/23 (a)	6,572,000	6,685,196
Capital One NA 2.15% 9/6/22	1,132,000	1,165,290
Citibank NA 3 month U.S. LIBOR + 0.600% 0.8238% 5/20/22 (a)(b)	3,707,000	3,713,737
Citigroup, Inc.:
2.312% 11/4/22 (a)	6,713,000	6,828,263
2.75% 4/25/22	2,949,000	3,040,751
3.106% 4/8/26 (a)	3,286,000	3,571,913
3.142% 1/24/23 (a)	3,568,000	3,675,060
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	5,744,000	5,809,941
Danske Bank A/S 3.875% 9/12/23 (c)	3,715,000	4,008,171
HSBC Holdings PLC:
1.645% 4/18/26 (a)	3,331,000	3,378,022
3.262% 3/13/23 (a)	3,661,000	3,788,391
Huntington National Bank 3.25% 5/14/21	3,539,000	3,577,897
ING Groep NV 3.15% 3/29/22	6,001,000	6,215,014
JPMorgan Chase & Co.:
1.514% 6/1/24 (a)	6,888,000	7,049,247
3.207% 4/1/23 (a)	3,049,000	3,162,972
3.514% 6/18/22 (a)	12,427,000	12,636,626
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 0.703% 5/7/21 (a)(b)	3,583,000	3,589,596
Lloyds Banking Group PLC:
1.326% 6/15/23 (a)	1,027,000	1,037,691
2.907% 11/7/23 (a)	5,782,000	6,031,903
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (a)	3,944,000	3,961,826
2.193% 2/25/25	4,466,000	4,703,728
2.623% 7/18/22	2,064,000	2,139,388
3.218% 3/7/22	3,285,000	3,403,072
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 1.140% 1.3891% 9/13/21 (a)(b)	5,308,000	5,350,839
0.849% 9/8/24 (a)	2,087,000	2,092,313
PNC Bank NA:
1.743% 2/24/23 (a)	3,064,000	3,119,105
2.028% 12/9/22 (a)	2,558,000	2,601,871
Regions Financial Corp.:
2.25% 5/18/25	1,933,000	2,045,337
2.75% 8/14/22	3,386,000	3,513,728
Royal Bank of Canada:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.5346% 10/26/23 (a)(b)	5,000,000	5,006,516
1.6% 4/17/23	3,286,000	3,378,434
2.55% 7/16/24	4,245,000	4,536,284
Royal Bank of Scotland Group PLC:
2.359% 5/22/24 (a)	2,599,000	2,693,510
3.875% 9/12/23	6,951,000	7,531,100
Santander Holdings U.S.A., Inc.:
3.5% 6/7/24	3,539,000	3,820,872
4.45% 12/3/21	3,111,000	3,222,500
Svenska Handelsbanken AB 0.625% 6/30/23 (c)	5,060,000	5,087,982
Synovus Bank 2.289% 2/10/23 (a)	1,009,000	1,021,589
The Toronto-Dominion Bank:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.480% 0.565% 1/27/23 (a)(b)	3,616,000	3,626,211
0.75% 6/12/23	8,265,000	8,333,257
Wells Fargo & Co.:
1.654% 6/2/24 (a)	4,022,000	4,115,781
2.164% 2/11/26 (a)	9,858,000	10,320,843
Wells Fargo Bank NA 2.082% 9/9/22 (a)	3,286,000	3,328,649
Zions Bancorp NA:
3.35% 3/4/22	1,314,000	1,354,819
3.5% 8/27/21	3,250,000	3,318,209
		254,196,973
Capital Markets - 5.9%
Credit Suisse AG:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.5347% 2/4/22 (a)(b)	4,321,000	4,327,006
1% 5/5/23	3,943,000	3,995,999
2.1% 11/12/21	2,565,000	2,607,919
2.8% 4/8/22	1,708,000	1,764,654
Credit Suisse Group AG 3.574% 1/9/23 (c)	2,949,000	3,043,576
Deutsche Bank AG New York Branch:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.000% 2.222% 9/18/24 (a)	3,302,000	3,369,300
3.15% 1/22/21	5,775,000	5,792,672
3.375% 5/12/21	3,215,000	3,248,840
Goldman Sachs Group, Inc.:
0.627% 11/17/23 (a)	3,500,000	3,509,268
2.876% 10/31/22 (a)	5,898,000	6,027,380
2.905% 7/24/23 (a)	6,153,000	6,398,110
3% 4/26/22	7,531,000	7,609,954
Intercontinental Exchange, Inc. 0.7% 6/15/23	3,425,000	3,442,326
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.1458% 7/22/22 (a)(b)	3,049,000	3,063,567
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.700% 0.784% 1/20/23 (a)(b)	6,672,000	6,690,445
0.56% 11/10/23 (a)	4,250,000	4,252,947
2.625% 11/17/21	8,004,000	8,176,106
3.737% 4/24/24 (a)	2,949,000	3,170,456
4% 7/23/25	3,286,000	3,761,409
State Street Corp. 2.825% 3/30/23 (a)	198,000	204,523
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 0.6444% 11/1/21 (a)(b)	4,423,000	4,436,906
UBS AG London Branch 1.75% 4/21/22 (c)	5,586,000	5,688,692
UBS Group AG 1.008% 7/30/24 (a)(c)	4,110,000	4,139,460
		98,721,515
Consumer Finance - 3.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.125% 7/3/23	1,217,000	1,290,163
4.875% 1/16/24	986,000	1,061,957
Ally Financial, Inc.:
3.05% 6/5/23	2,805,000	2,957,507
5.125% 9/30/24	3,126,000	3,585,173
American Express Co.:
3 month U.S. LIBOR + 0.610% 0.8244% 8/1/22 (a)(b)	4,929,000	4,959,967
2.65% 12/2/22	1,693,000	1,770,901
2.75% 5/20/22	3,992,000	4,123,740
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 0.8844% 7/30/21 (a)(b)(c)	3,372,000	3,315,070
3 month U.S. LIBOR + 0.950% 1.196% 6/1/21 (a)(b)(c)	3,233,000	3,199,075
Capital One Financial Corp. 2.6% 5/11/23	2,196,000	2,302,142
Ford Motor Credit Co. LLC:
3.087% 1/9/23	3,339,000	3,351,521
3.336% 3/18/21	7,633,000	7,659,334
4.14% 2/15/23	1,769,000	1,814,241
John Deere Capital Corp.:
0.7% 7/5/23	1,779,000	1,794,336
3.125% 9/10/21	2,949,000	3,013,200
Synchrony Financial:
2.85% 7/25/22	460,000	475,152
4.25% 8/15/24	4,618,000	5,070,130
4.375% 3/19/24	3,952,000	4,342,810
Toyota Motor Credit Corp.:
1.15% 5/26/22	3,943,000	3,993,464
2.9% 3/30/23	3,603,000	3,812,057
		63,891,940
Diversified Financial Services - 0.9%
AIG Global Funding:
0.8% 7/7/23 (c)	1,383,000	1,396,213
2.3% 7/1/22 (c)	1,247,000	1,283,953
3.35% 6/25/21 (c)	2,949,000	3,000,788
BP Capital Markets America, Inc.:
2.937% 4/6/23	1,125,000	1,190,309
4.742% 3/11/21	3,286,000	3,326,023
Brixmor Operating Partnership LP 3.875% 8/15/22	3,859,000	4,013,392
Equitable Holdings, Inc. 3.9% 4/20/23	308,000	332,399
USAA Capital Corp. 1.5% 5/1/23 (c)	674,000	691,739
		15,234,816
Insurance - 2.7%
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 0.7474% 9/20/21 (a)(b)(c)	3,527,000	3,523,469
American International Group, Inc. 2.5% 6/30/25	3,286,000	3,528,845
Aon Corp. 2.2% 11/15/22	1,789,000	1,851,108
Equitable Financial Life Global Funding 0.5% 11/17/23 (c)	5,000,000	5,004,461
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (c)	1,726,000	1,726,087
Marsh & McLennan Companies, Inc. 2.75% 1/30/22	1,905,000	1,953,678
MassMutual Global Funding II 0.85% 6/9/23 (c)	6,934,000	7,014,914
Metropolitan Life Global Funding I:
0.9% 6/8/23 (c)	2,778,000	2,814,465
1.95% 1/13/23 (c)	3,483,000	3,598,007
Metropolitan Tower Global Funding 0.55% 7/13/22 (c)	4,929,000	4,950,597
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.5041% 1/10/23 (a)(b)(c)	5,665,000	5,674,602
1.1% 5/5/23 (c)	1,810,000	1,841,097
Pacific Life Global Funding II 1.2% 6/24/25 (c)	2,709,000	2,749,873
		46,231,203

TOTAL FINANCIALS		478,276,447

HEALTH CARE - 3.4%
Biotechnology - 0.5%
AbbVie, Inc.:
2.3% 11/21/22	4,395,000	4,549,770
3.45% 3/15/22	3,244,000	3,353,513
Nutrition & Biosciences, Inc. 0.697% 9/15/22 (c)	719,000	721,584
		8,624,867
Health Care Equipment & Supplies - 0.3%
Boston Scientific Corp. 3.45% 3/1/24	1,249,000	1,354,709
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 0.9774% 3/19/21 (a)(b)	2,543,000	2,543,505
		3,898,214
Health Care Providers & Services - 1.4%
Anthem, Inc. 3.125% 5/15/22	3,580,000	3,721,709
Cigna Corp.:
3 month U.S. LIBOR + 0.650% 0.8961% 9/17/21 (a)(b)	1,474,000	1,474,373
3.05% 11/30/22	2,467,000	2,588,820
3.4% 9/17/21	2,808,000	2,875,695
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 0.9618% 3/9/21 (a)(b)	3,539,000	3,545,370
3.35% 3/9/21	3,995,000	4,028,476
Humana, Inc. 2.5% 12/15/20	2,235,000	2,236,769
UnitedHealth Group, Inc. 3.35% 7/15/22	2,949,000	3,095,039
		23,566,251
Pharmaceuticals - 1.2%
Bayer U.S. Finance II LLC:
3.5% 6/25/21 (c)	4,423,000	4,488,470
4.25% 12/15/25 (c)	3,302,000	3,778,266
Bayer U.S. Finance LLC 3% 10/8/21 (c)	2,000,000	2,043,466
Bristol-Myers Squibb Co. 2.6% 5/16/22	3,358,000	3,471,482
Elanco Animal Health, Inc. 4.912% 8/27/21 (a)	2,054,000	2,105,555
Mylan NV 3.125% 1/15/23 (c)	3,221,000	3,383,081
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	568,000	576,366
Viatris, Inc. 1.125% 6/22/22 (c)	900,000	908,046
		20,754,732

TOTAL HEALTH CARE		56,844,064

INDUSTRIALS - 2.2%
Aerospace & Defense - 0.3%
The Boeing Co.:
1.95% 2/1/24	1,500,000	1,514,397
4.875% 5/1/25	2,307,000	2,575,347
		4,089,744
Airlines - 0.4%
Delta Air Lines, Inc.:
2.9% 10/28/24	3,718,000	3,552,323
3.4% 4/19/21	2,493,000	2,496,116
		6,048,439
Commercial Services & Supplies - 0.3%
Republic Services, Inc. 0.875% 11/15/25	4,500,000	4,520,041
Industrial Conglomerates - 0.3%
Honeywell International, Inc. 0.483% 8/19/22	4,423,000	4,429,635
Roper Technologies, Inc. 0.45% 8/15/22	460,000	460,520
		4,890,155
Machinery - 0.4%
Caterpillar Financial Services Corp. 0.95% 5/13/22	4,929,000	4,975,803
Otis Worldwide Corp. 3 month U.S. LIBOR + 0.450% 0.684% 4/5/23 (a)(b)	2,478,000	2,478,622
		7,454,425
Road & Rail - 0.0%
Avolon Holdings Funding Ltd. 3.625% 5/1/22 (c)	476,000	483,061
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.5% 3/1/21	1,932,000	1,940,385
3.5% 1/15/22	3,058,000	3,141,589
International Lease Finance Corp. 5.875% 8/15/22	3,589,000	3,864,490
		8,946,464

TOTAL INDUSTRIALS		36,432,329

INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment & Components - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45% 6/15/23 (c)	5,143,000	5,690,257
IT Services - 0.4%
PayPal Holdings, Inc. 1.35% 6/1/23	1,647,000	1,687,659
The Western Union Co.:
2.85% 1/10/25	775,000	828,018
4.25% 6/9/23	2,949,000	3,192,609
		5,708,286
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 2.497% 4/24/23	2,061,000	2,152,222
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 0.75% 5/11/23	3,511,000	3,552,799

TOTAL INFORMATION TECHNOLOGY		17,103,564

MATERIALS - 0.2%
Chemicals - 0.2%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (c)	1,975,000	2,089,297
The Mosaic Co. 3.25% 11/15/22	1,116,000	1,166,660
		3,255,957
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. 1.3% 9/15/25	1,459,000	1,483,763
Crown Castle International Corp. 1.35% 7/15/25	342,000	347,436
Welltower, Inc. 3.625% 3/15/24	1,604,000	1,744,959
		3,576,158
UTILITIES - 2.9%
Electric Utilities - 1.8%
Duke Energy Corp. 1.8% 9/1/21	1,119,000	1,129,697
Eversource Energy 2.5% 3/15/21	2,178,000	2,187,408
Exelon Corp. 3.497% 6/1/22 (a)	3,112,000	3,244,952
FirstEnergy Corp.:
1.6% 1/15/26	365,000	355,041
2.05% 3/1/25	2,028,000	2,029,788
Florida Power & Light Co.:
3 month U.S. LIBOR + 0.380% 0.6023% 7/28/23 (a)(b)	4,078,000	4,079,621
2.85% 4/1/25	926,000	1,008,944
ITC Holdings Corp. 2.7% 11/15/22	2,247,000	2,336,899
NextEra Energy Capital Holdings, Inc.:
2.403% 9/1/21	3,286,000	3,337,028
2.75% 5/1/25	3,173,000	3,437,946
2.9% 4/1/22	3,367,000	3,479,738
PPL Electric Utilities Corp. 0.000% x 3 month U.S. LIBOR 0.4751% 9/28/23 (a)(b)	1,790,000	1,791,517
Virginia Electric & Power Co. 2.75% 3/15/23	1,819,000	1,906,543
		30,325,122
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 2.5% 11/15/24	722,000	769,804
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.5774% 9/14/23 (a)(b)	915,000	915,272
		1,685,076
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 2.7% 6/15/21	493,000	497,800
Multi-Utilities - 1.0%
Berkshire Hathaway Energy Co. 2.375% 1/15/21	3,352,000	3,360,585
Dominion Energy, Inc.:
3 month U.S. LIBOR + 0.530% 0.7761% 9/15/23 (a)(b)	2,476,000	2,479,976
2.715% 8/15/21	2,570,000	2,609,198
DTE Energy Co.:
0.55% 11/1/22	3,250,000	3,256,932
2.25% 11/1/22	3,961,000	4,103,278
NiSource, Inc. 0.95% 8/15/25	1,507,000	1,506,231
		17,316,200

TOTAL UTILITIES		49,824,198

TOTAL NONCONVERTIBLE BONDS
(Cost $848,209,647)		852,862,359

U.S. Treasury Obligations - 19.6%
U.S. Treasury Notes:
0.125% 8/15/23	$90,000,000	$89,876,953
0.25% 7/31/25	32,859,800	32,726,307
0.375% 4/30/25	32,643,900	32,728,060
2.125% 3/31/24	57,101,500	60,706,032
2.375% 8/15/24	106,665,500	115,027,900
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $331,616,117)		331,065,252

U.S. Government Agency - Mortgage Securities - 2.3%
Fannie Mae - 0.7%
3% 12/1/31	1,752,535	1,842,397
3.5% 9/1/29	1,070,787	1,163,912
4.5% 3/1/39	574,247	630,420
4.5% 6/1/39	315,229	346,066
4.5% 8/1/39	763,923	842,471
4.5% 9/1/49	5,173,706	5,725,722
5.5% 11/1/34	996,443	1,147,249
7.5% 11/1/31	187	218

TOTAL FANNIE MAE		11,698,455

Freddie Mac - 1.6%
2% 1/1/32	10,216,481	10,679,752
2.5% 11/1/28	7,547,652	7,868,598
3% 5/1/29	7,974,849	8,386,341
4% 4/1/26	161,782	171,706
8.5% 5/1/26	1,041	1,145
8.5% 8/1/26	1,196	1,334
8.5% 5/1/27	121	134
8.5% 6/1/27	2,129	2,399
8.5% 7/1/27	444	507
8.5% 8/1/27	36	40
8.5% 8/1/27	681	771
8.5% 8/1/27	7,302	8,403
8.5% 8/1/27	532	562
8.5% 8/1/27	1,466	1,658
8.5% 7/1/28	832	933

TOTAL FREDDIE MAC		27,124,283

Ginnie Mae - 0.0%
7% 1/15/25	95	101
7% 11/15/27	265	298
7% 1/15/28	1,142	1,281
7% 1/15/28	240	272
7% 2/15/28	83	94
7% 3/15/28	1,167	1,318
7% 4/15/28	12,386	13,746
7% 4/15/28	226	256
7% 4/15/28	867	977
7% 4/15/28	1,058	1,203
7% 6/15/28	628	713
7% 6/15/28	2,650	3,013
7% 6/15/28	346	393
7% 7/15/28	439	492
7% 7/15/28	7,922	8,953
7% 7/15/28	813	924
7% 8/15/28	460	515
7% 8/15/28	4,360	4,942
7% 8/15/28	355	395
7% 8/15/28	1,379	1,557
7% 9/15/28	3,420	3,901
7% 9/15/28	2,093	2,317
7% 9/15/28	1,344	1,529
7% 9/15/28	4,463	5,044
7% 10/15/28	226	256
7% 10/15/28	2,125	2,422
7% 10/15/28	1,044	1,193
7% 11/15/28	552	624
7% 11/15/28	2,250	2,557
7% 12/15/28	832	938
7% 12/15/28	473	536
7% 1/15/29	2,084	2,371
7% 1/15/29	536	605
7% 4/15/29	857	935
7% 4/15/29	74	85
7% 4/15/29	927	1,062
7% 5/15/29	701	798
7% 6/15/29	299	334
7% 6/15/29	1,852	2,038
7% 7/15/29	260	299
7% 7/15/29	352	399
7% 7/15/29	2,045	2,344
7% 8/15/29	225	255
7% 12/15/29	345	393
7% 2/15/30	1,851	2,141
7% 2/15/30	3,744	4,334
7% 1/15/31	341	395
7% 2/15/31	246	282
7% 3/15/31	518	600
7% 3/15/31	420	487
7% 5/15/31	4,464	5,152
7% 7/15/31	554	637
7% 7/15/31	3,400	3,927
7% 1/15/32	271	311
7% 2/15/32	483	560
7% 3/15/32	2,043	2,361
7% 3/15/32	1,031	1,203
7% 4/15/32	718	833
7% 4/15/32	2,741	3,181
7% 5/15/32	657	762
7% 6/15/32	570	667
7% 6/15/32	1,347	1,567
7% 6/15/32	4,459	5,207
7% 8/15/32	770	903
7% 8/15/32	14,155	16,591
7% 8/15/32	195	229

TOTAL GINNIE MAE		127,008

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $38,944,719)		38,949,746

Asset-Backed Securities - 15.8%
Accredited Mortgage Loan Trust Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$128,144	$135,422
Ally Auto Receivables Trust Series 2019-4 Class A2, 1.93% 10/17/22	1,170,413	1,174,106
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	3,651,000	3,661,588
Series 2018-2 Class A, 3.29% 5/15/23	4,105,000	4,161,626
American Credit Acceptance Receivables Trust Series 2019-3 Class A, 2.44% 12/12/22 (c)	133,681	133,784
American Express Credit Account Master Trust:
Series 2018-4 Class A, 2.99% 12/15/23	3,264,000	3,304,783
Series 2018-6 Class A, 3.06% 2/15/24	2,949,000	3,000,802
Bank of America Credit Card Master Trust Series 2018-A1 Class A1, 2.7% 7/17/23	4,128,000	4,149,087
Bank of The West Auto Trust:
Series 2018-1 Class A3, 3.43% 12/15/22 (c)	737,553	744,302
Series 2019-1 Class A2, 2.4% 10/17/22 (c)	270,441	271,553
BMW Floorplan Master Owner Trust Series 2018-1 Class A1, 3.15% 5/15/23 (c)	2,937,000	2,974,767
BMW Vehicle Lease Trust Series 2019-1 Class A3, 2.84% 11/22/21	1,371,936	1,378,327
Canadian Pacer Auto Receivables Trust:
Series 2018-1A Class A3, 3% 11/19/21 (c)	204,968	205,386
Series 2018-2A Class A3, 3.27% 12/19/22 (c)	1,655,540	1,677,694
Series 2019-1A Class A2, 2.78% 3/21/22 (c)	443,627	444,812
Capital One Multi-Asset Execution Trust Series 2019-A1 Class A1, 2.84% 12/15/24	4,273,000	4,407,694
CarMax Auto Owner Trust:
Series 2017-3 Class A3, 1.97% 4/15/22	190,323	190,769
Series 2017-4 Class A3, 2.11% 10/17/22	398,180	400,002
Series 2018-2 Class A3, 2.98% 1/17/23	1,003,039	1,014,851
Series 2018-4 Class A3, 3.36% 9/15/23	1,786,682	1,826,247
Series 2019-1 Class A3, 3.05% 3/15/24	2,637,215	2,694,748
Series 2019-4 Class A2A, 2.01% 3/15/23	620,243	624,409
Series 2020-3 Class A2A, 0.49% 6/15/23	3,286,000	3,290,037
Series 2020-4 Class A3, 0.5% 8/15/25	2,597,000	2,603,878
Carvana Auto Receivables Trust Series 2019-4A Class A2, 2.2% 7/15/22 (c)	101,445	101,681
Chesapeake Funding II LLC:
Series 2017-2A Class A1, 1.99% 5/15/29 (c)	176,792	177,062
Series 2017-4A Class A2, 1 month U.S. LIBOR + 0.310% 0.4509% 11/15/29 (a)(b)(c)	543,599	543,616
Series 2018-1A Class A1, 3.04% 4/15/30 (c)	944,211	960,375
Series 2018-3A Class A1, 3.39% 1/15/31 (c)	1,167,001	1,202,227
Series 2019-1A Class A1, 2.94% 4/15/31 (c)	1,782,848	1,817,705
Series 2020-1A Class A1, 0.87% 8/16/32 (c)	2,694,966	2,700,162
Citibank Credit Card Issuance Trust Series 2018-A1 Class A1, 2.49% 1/20/23	4,245,000	4,258,146
CNH Equipment Trust:
Series 2018-A Class A3, 3.12% 7/17/23	1,774,185	1,798,117
Series 2019-C Class A2, 1.99% 3/15/23	542,884	546,264
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (c)	442,505	444,383
Consumer Loan Underlying Bond (CLUB) Credit Trust Series 2020-P1 Class A, 2.26% 3/15/28 (c)	2,569,313	2,589,331
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P2 Class A, 3.47% 10/15/25 (c)	90,888	90,992
Series 2018-P3 Class A, 3.82% 1/15/26 (c)	556,286	559,115
Series 2019-HP1 Class A, 2.59% 12/15/26 (c)	3,648,624	3,690,986
Series 2019-P1 Class A, 2.94% 7/15/26 (c)	361,113	363,626
Series 2019-P2 Class A, 2.47% 10/15/26 (c)	1,441,298	1,450,480
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 0.6493% 7/25/34 (a)(b)	76,955	73,032
Dell Equipment Finance Trust:
Series 2018-1 Class A3, 3.18% 6/22/23 (c)	259,267	260,094
Series 2018-2 Class A3, 3.37% 10/22/23 (c)	763,772	769,562
Series 2019-1 Class A2, 2.78% 8/23/21 (c)	345,184	346,047
Series 2019-2:
Class A2, 1.95% 12/22/21 (c)	2,302,307	2,317,044
Class A3, 1.91% 10/22/24 (c)	1,394,000	1,418,542
Series 2020-2:
Class A2, 0.47% 10/24/22 (c)	1,564,000	1,566,675
Class A3, 0.57% 10/23/23 (c)	1,910,000	1,914,973
Discover Card Master Trust:
Series 2019-A1 Class A1, 3.04% 7/15/24	3,124,000	3,222,383
Series 2019-A2 Class A, 1 month U.S. LIBOR + 0.270% 0.4109% 12/15/23 (a)(b)	5,898,000	5,904,902
DLL Securitization Trust:
Series 2017-A Class A3, 2.14% 12/15/21 (c)	140,255	140,345
Series 2018-ST2 Class A3, 3.46% 1/20/22 (c)	774,228	779,360
Series 2019-MA2 Class A2, 2.27% 5/20/22 (c)	685,943	688,152
Series 2019-MT3:
Class A2, 2.13% 1/20/22 (c)	1,841,681	1,849,329
Class A3, 2.08% 2/21/23 (c)	1,334,765	1,354,192
DT Auto Owner Trust:
Series 2019-3A Class A, 2.55% 8/15/22 (c)	412,261	413,312
Series 2019-4A Class A, 2.17% 5/15/23 (c)	1,084,520	1,089,862
Enterprise Fleet Financing LLC:
Series 2019-1 Class A2, 2.98% 10/20/24 (c)	1,253,661	1,275,859
Series 2020-1 Class A2, 1.78% 12/22/25 (c)	4,826,121	4,901,054
Series 2020-2 Class A2, 0.61% 7/20/26 (c)	3,953,000	3,955,169
Fifth Third Auto Trust Series 2017-1 Class A3, 1.8% 2/15/22	1,108	1,109
Ford Credit Auto Lease Trust:
Series 2019-B Class A2A, 2.28% 2/15/22	741,367	743,269
Series 2020-A Class A3, 1.85% 3/15/23	4,847,000	4,918,162
Series 2020-B Class A3, 0.62% 8/15/23	3,431,000	3,444,620
Ford Credit Auto Owner Trust:
Series 2019-A Class A3, 2.78% 9/15/23	986,000	1,005,205
Series 2020-B Class A, 0.5% 2/15/23	4,130,717	4,134,886
Ford Credit Floorplan Master Owner Trust:
Series 2018-1 Class A1, 2.95% 5/15/23	3,244,000	3,282,737
Series 2020-1 Class A1, 0.7% 9/15/25	3,267,000	3,282,924
GM Financial Automobile Leasing Trust:
Series 2019-1 Class A3, 2.98% 12/20/21	1,000,481	1,005,863
Series 2019-2 Class A3, 2.67% 3/21/22	947,469	953,458
Series 2020-1 Class A2A, 1.67% 4/20/22	944,211	948,917
Series 2020-3 Class A3, 0.45% 8/21/23	2,028,000	2,031,888
GM Financial Consumer Automobile Receivables Trust:
Series 2020-3 Class A2, 0.35% 7/17/23	3,286,000	3,287,735
Series 2020-4 Class A3, 0.38% 8/18/25	3,026,000	3,028,540
GM Financial Securitized Term Automobile Receivables Trust 2.32% 7/18/22	455,800	458,221
GMF Floorplan Owner Revolving Trust:
Series 2018-2 Class A2, 3.13% 3/15/23 (c)	3,138,000	3,162,638
Series 2020-1 Class A, 0.68% 8/15/25 (c)	1,575,000	1,580,443
Series 2020-2 Class A, 0.69% 10/15/25 (c)	3,406,000	3,409,338
Home Equity Asset Trust Series 2004-1 Class M2, 1 month U.S. LIBOR + 1.700% 1.8501% 6/25/34 (a)(b)	1,089	1,085
HPEFS Equipment Trust:
Series 2020-1A Class A2, 1.73% 2/20/30 (c)	2,935,244	2,955,327
Series 2020-2A Class A2, 0.65% 7/22/30 (c)	4,706,000	4,714,931
Hyundai Auto Lease Securitization Trust Series 2020-A Class A3, 1.95% 7/17/23 (c)	2,159,000	2,196,480
Hyundai Auto Receivables Trust:
Series 2018-A Class A3, 2.79% 7/15/22	865,028	871,552
Series 2020-B Class A2, 0.38% 3/15/23	3,286,000	3,288,590
Series 2020-C Class A3, 0.38% 5/15/25	3,319,000	3,321,885
John Deere Owner Trust:
Series 2018-A Class A3, 2.66% 4/18/22	523,651	525,550
Series 2019-B Class A2, 2.28% 5/16/22	888,767	891,491
Series 2020-A Class A2, 1.01% 1/17/23	1,889,126	1,895,558
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (c)	2,199,376	2,227,258
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(c)	1,416,000	1,449,814
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (c)	523,056	527,371
Series 2020-1A Class A, 2.24% 3/15/30 (c)	321,064	323,192
Mercedes-Benz Auto Lease Trust:
Series 2019-A Class A3, 3.1% 11/15/21	1,019,603	1,024,825
Series 2019-B Class A3, 2% 10/17/22	3,892,000	3,944,035
Series 2020-A Class A3, 1.84% 12/15/22	2,018,000	2,047,792
Series 2020-B Class A3, 0.4% 11/15/23	1,570,000	1,572,090
Mercedes-Benz Auto Receivables Trust Series 2020-1 Class A2, 0.46% 3/15/23	4,595,000	4,600,737
MMAF Equipment Finance LLC Series 2019-B:
Class A2, 2.07% 10/12/22 (c)	1,674,649	1,688,864
Class A3, 2.01% 12/12/24 (c)	2,632,070	2,710,172
Mortgage Repurchase Agreement Financing Trust Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1% 8/10/23 (a)(b)(c)	3,111,000	3,111,040
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (c)	1,919,757	1,917,261
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3943% 1/25/36 (a)(b)	226,534	226,397
Prosper Marketplace Issuance Trust Series 2019-4A Class A, 2.48% 2/17/26 (c)	186,421	187,139
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (c)	1,189,882	1,206,438
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (c)	614,526	616,599
Santander Retail Auto Lease Trust:
Series 2019-A Class A3, 2.77% 6/20/22 (c)	3,087,000	3,136,858
Series 2019-B Class A2A, 2.29% 4/20/22 (c)	2,059,741	2,074,343
Series 2019-C Class A2A, 1.89% 9/20/22 (c)	2,399,547	2,419,041
Series 2020-B Class A3, 0.57% 4/22/24 (c)	3,766,000	3,775,882
Securitized Term Auto Receivables Trust:
Series 2018-2A Class A3 3.325% 8/25/22 (c)	1,946,018	1,966,134
Series 2019-1A Class A3, 2.986% 2/27/23 (c)	1,545,638	1,569,273
SLM Student Loan Trust Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 0.8004% 12/15/25 (a)(b)(c)	2,479,384	2,477,877
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (c)	1,398,007	1,413,242
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0101% 9/25/34 (a)(b)	86,419	79,417
Tesla Series 2020-A:
Class A2, 0.55% 5/22/23 (c)	1,657,000	1,659,901
Class A3, 0.68% 12/20/23 (c)	1,885,000	1,895,162
Tesla Auto Lease Trust Series 2019-A Class A2, 2.13% 4/20/22 (c)	3,768,921	3,803,249
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (c)	1,342,084	1,432,827
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (c)	2,401,000	2,465,937
Toyota Auto Receivables Owner Trust:
Series 2018-B Class A3, 2.96% 9/15/22	1,085,442	1,096,723
Series 2019-A Class A3, 2.91% 7/17/23	1,614,624	1,644,650
Series 2019-C Class A3, 1.91% 9/15/23	805,000	818,575
Series 2020-C Class A3, 0.44% 10/15/24	3,943,000	3,955,073
Upgrade Receivables Trust Series 2019-2A Class A, 2.77% 10/15/25 (c)	306,875	307,499
Verizon Owner Trust:
Series 2017-3A Class A1A, 2.06% 4/20/22 (c)	23,713	23,738
Series 2018-A Class A1A, 3.23% 4/20/23	3,385,373	3,428,887
Series 2020-A Class A1A, 1.85% 7/22/24	3,967,000	4,064,218
Volkswagen Auto Lease Trust:
Series 2019-A Class A3, 1.99% 11/21/22	2,929,000	2,974,833
Series 2020-A Class A3, 0.39% 1/22/24	4,446,000	4,445,162
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A3, 3.02% 11/21/22	1,237,809	1,253,588
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (c)	1,745,000	1,773,982
Series 2019-2A Class A3, 2.04% 11/15/23 (c)	1,977,000	2,016,458
Volvo Financial Equipment Master Owner Trust Series 2018-A Class A, 1 month U.S. LIBOR + 0.520% 0.6609% 7/17/23 (a)(b)(c)	3,895,000	3,901,117
Wheels SPV LLC Series 2018-1A Class A2, 3.06% 4/20/27 (c)	347,694	349,264
World Omni Auto Receivables Trust:
Series 2020-A Class A2A, 1.02% 6/15/23	2,533,240	2,542,461
Series 2020-C Class A2, 0.35% 12/15/23	3,286,000	3,288,436
World Omni Automobile Lease Securitization Trust:
Series 2019-A Class A3, 2.94% 5/16/22	1,744,000	1,764,115
Series 2020-B Class A3, 0.45% 2/15/24	2,154,000	2,157,276
World Omni Select Auto Trust Series 2019-A Class A2A, 2.06% 8/15/23	1,913,371	1,924,385
TOTAL ASSET-BACKED SECURITIES
(Cost $266,809,818)		266,627,839

Collateralized Mortgage Obligations - 2.0%
Private Sponsor - 1.4%
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.6565% 8/25/60 (a)(b)(c)	740,580	740,599
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 0.6569% 10/15/54 (a)(b)(c)	640,685	640,775
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 1.0261% 12/22/69 (a)(b)(c)	722,000	724,214
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(c)	3,662,000	3,743,637
Mortgage Repurchase Agreement Financing Trust:
floater Series 2020-3 Class A1, 1 month U.S. LIBOR + 1.250% 1.3778% 1/23/23 (a)(b)(c)	852,712	853,038
Series 2020-4 Class A1, 1 month U.S. LIBOR + 1.350% 1.4778% 4/23/23 (a)(b)(c)	4,049,970	4,050,551
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/26/29 (c)	539,517	540,910
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (c)	3,480,123	3,485,834
Permanent Master Issuer PLC floater Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 0.7869% 7/15/58 (a)(b)(c)	727,000	727,648
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (c)	330,435	334,726
RMF Buyout Issuance Trust sequential payer Series 2020-2 Class A, 1.7063% 6/25/30 (c)	4,188,215	4,195,443
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.3048% 7/20/34 (a)(b)	1,464	1,409
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.7786% 1/21/70 (a)(b)(c)	2,889,360	2,895,468

TOTAL PRIVATE SPONSOR		22,934,252

U.S. Government Agency - 0.6%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 0.4501% 5/25/45 (a)(b)	2,490,739	2,498,295
sequential payer Series 2001-40 Class Z, 6% 8/25/31	58,796	67,490
Series 2016-27:
Class HK, 3% 1/25/41	2,367,587	2,520,761
Class KG, 3% 1/25/40	1,157,244	1,235,059
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 0.5001% 7/25/46 (a)(b)	2,935,235	2,954,130
Freddie Mac:
sequential payer:
Series 2015-4433 Class DE, 2% 8/15/32	564,201	568,737
Series 2015-4437 Class DE, 2% 10/15/32	600,060	605,117
Series 3949 Class MK, 4.5% 10/15/34	270,644	299,024
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (d)	47,012	47,023

TOTAL U.S. GOVERNMENT AGENCY		10,795,636

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $33,716,505)		33,729,888

Commercial Mortgage Securities - 5.7%
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (c)	1,099,000	1,096,532
Bayview Commercial Asset Trust Series 2006-2A Class IO, 0% 7/25/36 (a)(c)(e)(f)	2,256,374	0
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	1,147,303	1,185,089
BX Commercial Mortgage Trust floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9409% 12/15/36 (a)(b)(c)	1,876,877	1,874,622
BX Trust:
floater Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 1.0409% 11/15/35 (a)(b)(c)	2,892,295	2,885,045
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1409% 4/15/34 (a)(b)(c)	2,104,341	2,038,531
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.0609% 10/15/36 (a)(b)(c)	3,817,801	3,817,801
CF Hippolyta Issuer LLC sequential payer Series 2020-1 Class A1, 1.69% 7/15/60 (c)	3,933,019	3,981,570
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.0909% 11/15/36 (a)(b)(c)	821,166	815,509
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 0.9309% 7/15/32 (a)(b)(c)	3,190,104	3,189,141
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.2609% 6/15/34 (a)(b)(c)	3,048,393	2,916,438
Citigroup Commercial Mortgage Trust sequential payer:
Series 2012-GC8 Class A/S, 3.683% 9/10/45 (c)	1,779,687	1,839,942
Series 2014-GC21 Class AAB, 3.477% 5/10/47	839,152	876,570
Series 2016-GC36 Class AAB, 3.368% 2/10/49	1,705,752	1,810,620
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	2,401,264	2,435,270
Series 2014-CR18 Class ASB, 3.452% 7/15/47	3,844,031	3,990,917
Series 2012-CR4 Class ASB, 2.436% 10/15/45	844,538	856,335
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,019,702	1,036,301
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.1209% 5/15/36 (a)(b)(c)	3,927,000	3,928,224
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (c)	537,258	554,191
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 0.8909% 7/15/32 (a)(b)(c)	3,675,000	3,582,620
Freddie Mac Series K720 Class A2, 2.716% 6/25/22	1,263,788	1,295,870
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (c)	1,492,821	1,533,304
Class A3, 3.482% 1/10/45	1,897,716	1,930,413
Series 2012-GCJ7 Class A/S, 4.085% 5/10/45	2,261,740	2,330,751
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (c)	4,380,729	4,452,920
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	2,716,191	2,806,444
Series 2017-GS8 Class A1, 2.222% 11/10/50	1,984,838	2,006,051
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	1,146,506	1,198,899
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-C6 Class A/S, 4.1166% 5/15/45	1,440,902	1,488,992
Series 2012-CBX Class A/S, 4.2707% 6/15/45	2,221,322	2,310,130
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (c)	4,059,499	4,151,970
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.1409% 9/15/29 (a)(b)(c)	1,586,000	1,558,162
sequential payer Series 2014-C20 Class A3A1, 3.4718% 7/15/47	1,398,775	1,409,117
Series 2013-C13 Class A4, 3.9936% 1/15/46 (a)	1,963,394	2,105,101
Series 2013-LC11 Class A/S, 3.216% 4/15/46	1,932,813	1,998,809
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.2909% 8/15/37 (a)(b)(c)	461,000	461,578
Morgan Stanley BAML Trust:
sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	1,010,920	1,096,130
Series 2016-C32 Class A1, 1.968% 12/15/49	380,063	381,452
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (c)	2,396,136	2,475,575
Series 2011-C3 Class AJ, 5.4191% 7/15/49 (a)(c)	1,865,451	1,899,726
Series 2019-H7 Class A1, 2.327% 7/15/52	1,656,940	1,696,691
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.9314% 4/10/46 (a)(b)(c)	2,300,891	2,299,414
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	1,162,914	1,185,975
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2017-RC1 Class ASB, 3.453% 1/15/60	2,100,070	2,270,759
Series 2013-LC12 Class A1, 1.676% 7/15/46	113,890	113,929
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 0.8635% 6/15/46 (a)(b)(c)	2,169,803	2,168,995
sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	166,255	170,126
Series 2013-C14 Class ASB, 2.977% 6/15/46	1,525,018	1,556,819
Series 2014-C20 Class ASB, 3.638% 5/15/47	706,173	738,352
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $95,788,026)		95,803,722

Municipal Securities - 0.3%
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22
(Cost $4,682,269)	4,575,000	4,674,095

Bank Notes - 2.1%
BBVA U.S.A.:
2.875% 6/29/22	$3,861,000	$4,002,522
3.5% 6/11/21	2,379,000	2,412,262
Citibank NA:
2.844% 5/20/22 (a)	3,539,000	3,581,094
3.165% 2/19/22 (a)	4,718,000	4,746,442
Discover Bank 3.35% 2/6/23	3,368,000	3,561,590
First Republic Bank 1.912% 2/12/24 (a)	1,657,000	1,706,534
KeyBank NA 3.3% 2/1/22	936,000	968,638
RBS Citizens NA:
2.55% 5/13/21	2,276,000	2,294,595
3.25% 2/14/22	2,953,000	3,048,025
Synchrony Bank 3.65% 5/24/21	3,179,000	3,218,492
Truist Bank:
1.25% 3/9/23	3,943,000	4,018,877
3.502% 8/2/22 (a)	2,609,000	2,663,554
TOTAL BANK NOTES
(Cost $36,128,365)		36,222,625
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.09% (g)
(Cost $23,584,369)	23,579,653	23,584,369
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $1,679,479,835)		1,683,519,895
NET OTHER ASSETS (LIABILITIES) - 0.2%		3,156,975
NET ASSETS - 100%		$1,686,676,870

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $355,611,876 or 21.1% of net assets.

 (d) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,723
Total	$6,723

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, and commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.